Recorded Amounts of Major Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis (Detail) (JPY ¥) In Millions, unless otherwise specified	Dec. 31, 2011		Mar. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	¥ 19,666		¥ 22,985
Financial assets	948,201		988,409
Derivative liabilities	9,595		42,076
Financial liabilities	9,595		42,076
Interest rate swap agreements
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	4,625		2,070
Derivative liabilities	1,433		1,320
Options held/written, caps held and other
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	4,101		3,467
Derivative liabilities	2,678		2,071
Futures, Foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	2,107		2,633
Derivative liabilities	1,793		4,968
Foreign currency swap agreements
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	8,671		14,766
Derivative liabilities	3,687		33,481
Credit derivatives held/written
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	162		49
Derivative liabilities	4		236
Trading securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	33,818		71,991
Available-for-sale securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	880,582		883,410
Available-for-sale securities | Japanese and foreign government bond securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	173,482		169,345
Available-for-sale securities | Japanese prefectural and foreign municipal bond securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	58,644		34,968
Available-for-sale securities | Corporate debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	306,217		292,032
Available-for-sale securities | Specified bonds issued by SPEs in Japan
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	162,396		222,314
Available-for-sale securities | CMBS and RMBS in the U.S., and other asset-backed securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	100,591		87,874
Available-for-sale securities | Other Debt Securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	7,586		5,506
Available-for-sale securities | Equity securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	71,666		71,371
Other securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	5,239		10,023
Other securities | Investment funds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	5,239		10,023
Loans Held-for-Sale
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	8,896	[1]
Level 1
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	559		1,306
Financial assets	107,832		76,983
Derivative liabilities	557		977
Financial liabilities	557		977
Level 1 | Futures, Foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	559		1,306
Derivative liabilities	557		977
Level 1 | Trading securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	166		763
Level 1 | Available-for-sale securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	107,107		74,914
Level 1 | Available-for-sale securities | Japanese and foreign government bond securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	50,321		19,995
Level 1 | Available-for-sale securities | Japanese prefectural and foreign municipal bond securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	27
Level 1 | Available-for-sale securities | Equity securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	56,759		54,919
Level 2
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	15,381		18,497
Financial assets	564,800		592,568
Derivative liabilities	9,038		40,863
Financial liabilities	9,038		40,863
Level 2 | Interest rate swap agreements
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	4,625		2,070
Derivative liabilities	1,433		1,320
Level 2 | Options held/written, caps held and other
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	375		333
Derivative liabilities	2,678		2,071
Level 2 | Futures, Foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	1,548		1,327
Derivative liabilities	1,236		3,991
Level 2 | Foreign currency swap agreements
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	8,671		14,766
Derivative liabilities	3,687		33,481
Level 2 | Credit derivatives held/written
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	162		1
Derivative liabilities	4
Level 2 | Trading securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	33,652		71,228
Level 2 | Available-for-sale securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	501,632		492,820
Level 2 | Available-for-sale securities | Japanese and foreign government bond securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	123,161		149,350
Level 2 | Available-for-sale securities | Japanese prefectural and foreign municipal bond securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	58,617		34,968
Level 2 | Available-for-sale securities | Corporate debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	303,328		289,459
Level 2 | Available-for-sale securities | CMBS and RMBS in the U.S., and other asset-backed securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	1,619		2,591
Level 2 | Available-for-sale securities | Equity securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	14,907		16,452
Level 2 | Other securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	5,239		10,023
Level 2 | Other securities | Investment funds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	5,239		10,023
Level 2 | Loans Held-for-Sale
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	8,896	[1]
Level 3
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	3,726		3,182
Financial assets	275,569		318,858
Derivative liabilities			236
Financial liabilities			236
Level 3 | Options held/written, caps held and other
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	3,726		3,134
Level 3 | Credit derivatives held/written
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets			48
Derivative liabilities			236
Level 3 | Available-for-sale securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	271,843		315,676
Level 3 | Available-for-sale securities | Corporate debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	2,889		2,573
Level 3 | Available-for-sale securities | Specified bonds issued by SPEs in Japan
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	162,396		222,314
Level 3 | Available-for-sale securities | CMBS and RMBS in the U.S., and other asset-backed securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	98,972		85,283
Level 3 | Available-for-sale securities | Other Debt Securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	¥ 7,586		¥ 5,506

[1]	A subsidiary elected the fair value option under ASC825-10 ("Financial Instruments-Fair Value Option") on the loans held for sale originated on and after October 1, 2011. These loans are multi-family and seniors housing loans and are sold to Federal National Mortgage Association ("Fannie Mae") or institutional investors. Included in other operating revenues in the consolidated statements of income are gains from the change in the fair value of the loans of ¥404 million and ¥404 million, for the nine months ended December 31, 2011 and for the three months ended December 31, 2011, respectively. No gains or losses were recognized in earnings during the nine months ended December 31, 2011 and for the three months ended December 31, 2011, attributable to changes in instrument-specific credit risk. The amounts of aggregate unpaid principal balance and aggregate fair value at December 31, 2011, are ¥8,492 million and ¥8,896 million, respectively, and the amount of aggregate fair value exceeds the amount of aggregate unpaid principal balance by ¥404 million. There are no loans that are 90 days or more past due, in non-accrual status, or both.